December 31, 2006	• Pacific Select Fund • Separate Account A of Pacific Life & Annuity Company

Annual
Report

Pacific Life & Annuity

PACIFIC SELECT FUND
Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Special Meetings of Shareholders	H-9
Where to Go for More Information	H-10

The 2006 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those shareholders, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2006 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

	Variable Accounts
							American
	International	International	Equity	Small-Cap	Diversified		Funds®
	Value	Small-Cap	Index	Index	Research	Equity	Growth-Income

ASSETS
Investments:
International Value Portfolio	$43,887,741
International Small-Cap Portfolio		$16,154,385
Equity Index Portfolio			$20,519,843
Small-Cap Index Portfolio				$8,205,725
Diversified Research Portfolio					$28,695,958
Equity Portfolio						$230,929
American Funds Growth-Income
Portfolio							$29,936,492
Receivables:
Due from Pacific Life & Annuity Company	4,323	5,249	17,767	6,963	34,968	—	27,544
Fund shares redeemed	—	—	—	—	—	7	—

Total Assets	43,892,064	16,159,634	20,537,610	8,212,688	28,730,926	230,936	29,964,036

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	7	—
Fund shares purchased	4,323	5,249	17,767	6,919	34,968	—	27,544
Other	1,696	1,914	2,009	—	3,061	17	2,018

Total Liabilities	6,019	7,163	19,776	6,919	38,029	24	29,562

NET ASSETS	$43,886,045	$16,152,471	$20,517,834	$8,205,769	$28,692,897	$230,912	$29,934,474

Units Outstanding	2,780,552	1,584,685	1,646,086	547,565	2,358,520	22,754	2,443,002

Accumulation Unit Values	$15.53-$17.78	$10.18-$10.28	$12.03-$22.75	$14.82-$17.50	$12.08-$12.80	$9.79-$15.20	$12.23-$12.52

Cost of Investments	$30,388,068	$15,464,176	$18,151,174	$6,779,040	$25,953,410	$213,759	$27,254,865

	American			Short
	Funds	Large-Cap		Duration	Concentrated	Diversified	Growth
	Growth	Value	Technology	Bond	Growth	Bond	LT

ASSETS
Investments:
American Funds Growth Portfolio	$33,155,823
Large-Cap Value Portfolio		$41,073,293
Technology Portfolio			$439,652
Short Duration Bond Portfolio				$38,703,599
Concentrated Growth Portfolio					$69,067
Diversified Bond Portfolio						$17,084,636
Growth LT Portfolio							$18,504,853
Receivables:
Due from Pacific Life & Annuity Company	34,240	23,904	—	64,842	25,768	27,807	22,487
Fund shares redeemed	—	—	21	—	—	—	—

Total Assets	33,190,063	41,097,197	439,673	38,768,441	94,835	17,112,443	18,527,340

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	21	—	—	—	—
Fund shares purchased	34,240	23,904	—	64,842	25,760	27,807	22,487
Other	2,709	447	7	1,817	—	2,219	852

Total Liabilities	36,949	24,351	28	66,659	25,760	30,026	23,339

NET ASSETS	$33,153,114	$41,072,846	$439,645	$38,701,782	$69,075	$17,082,417	$18,504,001

Units Outstanding	2,595,800	3,217,503	44,564	3,808,995	5,882	1,642,685	1,509,989

Accumulation Unit Values	$12.74-$13.05	$12.62-$15.36	$5.66-$10.32	$10.11-$10.66	$4.49-$11.83	$10.39-$10.49	$10.18-$24.05

Cost of Investments	$29,312,021	$33,586,459	$291,058	$39,058,792	$51,863	$16,902,544	$14,775,248

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006

	Variable Accounts
	Focused	Health	Mid-Cap	Large-Cap	Capital	International
	30	Sciences	Value	Growth (1)	Opportunities	Large-Cap

ASSETS
Investments:
Focused 30 Portfolio	$808,986
Health Sciences Portfolio		$387,496
Mid-Cap Value Portfolio			$68,910,470
Large-Cap Growth Portfolio (1)				$31,103,833
Capital Opportunities Portfolio					$358,350
International Large-Cap Portfolio						$74,594,810
Receivables:
Due from Pacific Life & Annuity Company	—	411	50,464	46,364	524	45,145
Fund shares redeemed	39	—	—	—	16	—

Total Assets	809,025	387,907	68,960,934	31,150,197	358,890	74,639,955

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	39	—	—	—	16	—
Fund shares purchased	—	411	50,464	46,364	—	45,145
Other	82	30	6,128	814	—	5,122

Total Liabilities	121	441	56,592	47,178	16	50,267

NET ASSETS	$808,904	$387,466	$68,904,342	$31,103,019	$358,874	$74,589,688

Units Outstanding	49,163	30,881	4,464,729	3,486,140	31,971	4,560,053

Accumulation Unit Values	$11.28-$18.00	$11.02-$12.78	$15.16-$23.02	$7.12-$9.03	$9.28-$11.31	$10.46-$16.77

Cost of Investments	$585,156	$311,978	$66,364,809	$28,593,851	$222,653	$54,478,097

	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed
	Small Equity	Value	Strategy	Street® Core	Markets	Bond

ASSETS
Investments:
Fasciano Small Equity Portfolio	$7,837,257
Small-Cap Value Portfolio		$8,464,216
Multi-Strategy Portfolio			$1,158,983
Main Street Core Portfolio				$34,892,456
Emerging Markets Portfolio					$24,535,943
Managed Bond Portfolio						$52,292,364
Receivables:
Due from Pacific Life & Annuity Company	10,775	1,924	—	20,956	6,148	85,653
Fund shares redeemed	—	—	46	—	36,427	—

Total Assets	7,848,032	8,466,140	1,159,029	34,913,412	24,578,518	52,378,017

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	46	—	36,427	—
Fund shares purchased	10,775	1,863	—	20,956	—	85,653
Other	478	—	81	2,629	—	2,674

Total Liabilities	11,253	1,863	127	23,585	36,427	88,327

NET ASSETS	$7,836,779	$8,464,277	$1,158,902	$34,889,827	$24,542,091	$52,289,690

Units Outstanding	700,917	419,388	90,774	2,998,316	787,003	4,210,176

Accumulation Unit Values	$11.10-$11.61	$20.08-$21.18	$12.70-$19.72	$11.05-$18.94	$20.57-$36.49	$12.25-$16.82

Cost of Investments	$6,784,608	$7,373,532	$938,114	$28,310,837	$16,402,726	$52,607,309

(1)	Formerly named Blue Chip Variable Account and Blue Chip Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006

	Variable Accounts
	Inflation	Money	High Yield		Mid-Cap	Real
	Managed	Market	Bond	Comstock	Growth	Estate

ASSETS
Investments:
Inflation Managed Portfolio	$60,893,466
Money Market Portfolio		$6,461,454
High Yield Bond Portfolio			$10,923,985
Comstock Portfolio				$30,969,890
Mid-Cap Growth Portfolio					$18,101,419
Real Estate Portfolio						$15,655,394
Receivables:
Due from Pacific Life & Annuity Company	123,568	1,495	8,655	18,882	16,923	457

Total Assets	61,017,034	6,462,949	10,932,640	30,988,772	18,118,342	15,655,851

LIABILITIES
Payables:
Fund shares purchased	123,568	1,495	8,655	18,882	16,923	457
Other	4,511	521	689	2,361	2,143	1,090

Total Liabilities	128,079	2,016	9,344	21,243	19,066	1,547

NET ASSETS	$60,888,955	$6,460,933	$10,923,296	$30,967,529	$18,099,276	$15,654,304

Units Outstanding	4,690,569	631,192	837,990	2,439,141	1,701,103	597,905

Accumulation Unit Values	$12.82-$16.92	$10.14-$12.84	$12.90-$15.35	$11.61-$13.13	$7.96-$10.81	$25.73-$39.20

Cost of Investments	$65,598,410	$6,466,234	$10,612,492	$28,240,225	$18,108,819	$12,069,495

				JPMorgan
				Insurance Trust	JPMorgan
		JPMorgan	JPMorgan	Diversified	Insurance Trust
	VN Small-Cap	Insurance Trust	Insurance Trust	Mid Cap	Intrepid
	Value	Core Bond (1)	Equity Index (1)	Value (1), (2)	Growth (1)

ASSETS
Investments:
VN Small-Cap Value Portfolio	$1,928,964
JPMorgan Insurance Trust Core Bond Portfolio (1)		$339,143
JPMorgan Insurance Trust Equity Index Portfolio (1)			$21,896
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio (1)				$—
JPMorgan Insurance Trust Intrepid Growth Portfolio(1)					$657,027
Receivables:
Due from Pacific Life & Annuity Company	161	1,095	—	—	2,142

Total Assets	1,929,125	340,238	21,896	—	659,169

LIABILITIES
Payables:
Fund shares purchased	161	1,095	—	—	2,142
Other	194	10	—	—	35

Total Liabilities	355	1,105	—	—	2,177

NET ASSETS	$1,928,770	$339,133	$21,896	$—	$656,992

Units Outstanding	144,988	31,495	1,753	—	58,572

Accumulation Unit Values	$13.27-$13.60	$10.73 - $10.79	$12.43-$12.49	N/A	$11.18-$11.24

Cost of Investments	$1,829,319	$329,693	$21,192	$—	$625,464

(1)	JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts and Portfolios were formerly named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Large Cap Growth Variable Accounts and Portfolios, respectively.

(2)	All units in the JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account were fully redeemed or transferred prior to December 31, 2006.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

	Variable Accounts
	International	International	Equity	Small-Cap	Diversified
	Value	Small-Cap (1)	Index	Index	Research	Equity

INVESTMENT INCOME
Dividends	$633,053	$19,406	$338,905	$115,866	$181,724	$827
EXPENSES
Mortality and expense risk fees and administrative fees	547,566	132,084	264,254	148,353	346,902	1,531
Charges for Stepped-Up death benefit rider	27,703	6,626	12,951	7,727	17,404	74

Total Expenses	575,269	138,710	277,205	156,080	364,306	1,605

Net Investment Income (Loss)	57,784	(119,304)	61,700	(40,214)	(182,582)	(778)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	196,500	(18,318)	19,801	1,776,179	(13,984)	257
Capital gain distributions	—	—	525,902	1,211,179	613,114	—

Realized Gain (Loss)	196,500	(18,318)	545,703	2,987,358	599,130	257
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,317,742	690,209	1,606,091	(935,503)	1,517,801	6,927

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,572,026	$552,587	$2,213,494	$2,011,641	$1,934,349	$6,406

	American Funds	American Funds	Large-Cap		Short Duration	Concentrated
	Growth-Income	Growth	Value	Technology	Bond	Growth

INVESTMENT INCOME
Dividends	$343,152	$144,672	$471,234	$—	$1,418,083	$—
EXPENSES
Mortality and expense risk fees and administrative fees	340,914	390,315	562,519	7,425	562,305	756
Charges for Stepped-Up death benefit rider	17,223	19,116	28,992	583	27,283	74

Total Expenses	358,137	409,431	591,511	8,008	589,588	830

Net Investment Income (Loss)	(14,985)	(264,759)	(120,277)	(8,008)	828,495	(830)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(17,784)	(26,252)	421,002	14,058	(216,287)	1,842
Capital gain distributions	645,949	285,035	3,412,275	—	—	—

Realized Gain (Loss)	628,165	258,783	3,833,277	14,058	(216,287)	1,842

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	1,976,976	1,833,928	1,652,284	22,008	243,021	2,690

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,590,156	$1,827,952	$5,365,284	$28,058	$855,229	$3,702

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006

	Variable Accounts
	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap
	Bond (1)	LT	30	Sciences	Value	Growth (2)

INVESTMENT INCOME
Dividends	$462,707	$94,281	$476	$—	$428,893	$59,679
EXPENSES
Mortality and expense risk fees and administrative fees	160,524	231,527	11,129	6,311	835,310	429,395
Charges for Stepped-Up death benefit rider	7,781	12,139	706	537	42,075	22,133

Total Expenses	168,305	243,666	11,835	6,848	877,385	451,528

Net Investment Income (Loss)	294,402	(149,385)	(11,359)	(6,848)	(448,492)	(391,849)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,100)	(14,907)	(1,857)	1,579	(87,287)	(82,899)
Capital gain distributions	103,866	—	—	49,948	8,718,313	—

Realized Gain (Loss)	102,766	(14,907)	(1,857)	51,527	8,631,026	(82,899)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	182,092	1,350,435	138,103	(24,411)	(1,447,755)	(597,367)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$579,260	$1,186,143	$124,887	$20,268	$6,734,779	($1,072,115)

	Capital	International	Fasciano	Small-Cap	Multi-	Main
	Opportunities	Large-Cap	Small Equity	Value	Strategy	Street Core

INVESTMENT INCOME
Dividends	$1,791	$1,826,697	$20,389	$183,573	$29,145	$415,006
EXPENSES
Mortality and expense risk fees and administrative fees	16,190	957,054	111,853	129,281	19,006	477,892
Charges for Stepped-Up death benefit rider	1,188	47,851	5,423	7,163	1,212	23,270

Total Expenses	17,378	1,004,905	117,276	136,444	20,218	501,162

Net Investment Income (Loss)	(15,587)	821,792	(96,887)	47,129	8,927	(86,156)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	495,649	768,631	251,298	477,536	6,732	118,050
Capital gain distributions	233	1,535,205	—	1,843,669	25,195	—

Realized Gain	495,882	2,303,836	251,298	2,321,205	31,927	118,050

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(346,653)	10,417,225	290,464	(937,334)	65,212	3,850,057

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,642	$13,542,853	$444,875	$1,431,000	$106,066	$3,881,951

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006

				Variable Accounts

	Emerging	Managed	Inflation	Money	High Yield		Mid-Cap
	Markets	Bond	Managed	Market	Bond	Comstock	Growth

INVESTMENT INCOME
Dividends	$159,064	$1,914,074	$2,149,219	$270,177	$750,996	$431,948	$38,102
EXPENSES
Mortality and expense risk fees and administrative fees	301,163	785,045	862,349	95,549	167,353	372,932	162,346
Charges for Stepped-Up death benefit rider	16,152	39,724	43,387	5,003	8,261	20,093	8,357

Total Expenses	317,315	824,769	905,736	100,552	175,614	393,025	170,703

Net Investment Income (Loss)	(158,251)	1,089,305	1,243,483	169,625	575,382	38,923	(132,601)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	374,650	(846,855)	(626,873)	1,372	(64,203)	(45,962)	(24,752)
Capital gain distributions	2,512,736	—	1,637,067	—	—	2,328,085	284,595

Realized Gain (Loss)	2,887,386	(846,855)	1,010,194	1,372	(64,203)	2,282,123	259,843

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,803,079	1,110,317	(2,762,246)	(1,743)	252,486	900,727	(234,533)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,532,214	$1,352,767	($508,569)	$169,254	$763,665	$3,221,773	($107,291)

					JPMorgan
				JPMorgan	Insurance Trust	JPMorgan
			JPMorgan	Insurance Trust	Diversified	Insurance Trust
	Real	VN Small-Cap	Insurance Trust	Equity	Mid Cap	Intrepid
	Estate	Value	Core Bond (1)	Index (1), (2)	Value (1), (3)	Growth (1)

INVESTMENT INCOME
Dividends	$405,160	$12,716	$4,824	$—	$1,470	$77
EXPENSES
Mortality and expense risk fees and administrative fees	190,697	22,577	2,376	54	836	3,926
Charges for Stepped-Up death benefit rider	10,291	1,041	96	—	21	160

Total Expenses	200,988	23,618	2,472	54	857	4,086

Net Investment Income (Loss)	204,172	(10,902)	2,352	(54)	613	(4,009)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(46,047)	(5,745)	(5,789)	—	(6,190)	(6)
Capital gain distributions	2,274,204	152,840	—	—	18,748	—

Realized Gain (Loss)	2,228,157	147,095	(5,789)	—	12,558	(6)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,174,186	48,452	9,050	705	(1,148)	31,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,606,515	$184,645	$5,613	$651	$12,023	$27,068

(1)	JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts were formerly named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Large Cap Growth Variable Accounts, respectively.

(2)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(3)	All units in the JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account were fully redeemed or transferred prior to December 31, 2006.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	International Value		International Small-Cap		Equity Index
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2006	2005	2006 (1)		2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$57,784	$59,916	($119,304)		$61,700	$50,497
Realized gain (loss)	196,500	431,626	(18,318)		545,703	36,686
Change in unrealized appreciation on investments	7,317,742	1,346,728	690,209		1,606,091	553,779

Net Increase in Net Assets Resulting from Operations	7,572,026	1,838,270	552,587		2,213,494	640,962

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	12,840,009	6,564,146	3,701,632		6,984,720	2,460,729
Transfers between variable and fixed accounts, net	(934,290)	(6,537,662)	12,363,350		(485,673)	8,825,423
Transfers—policy charges and deductions	(93,005)	(146,069)	(12,883)		(44,412)	(18,650)
Transfers—surrenders	(1,866,784)	(684,288)	(449,779)		(949,680)	(317,285)
Transfers—other	(2,362)	(645)	(2,436)		(826)	(1,144)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,943,568	(804,518)	15,599,884		5,504,129	10,949,073

NET INCREASE IN NET ASSETS	17,515,594	1,033,752	16,152,471		7,717,623	11,590,035

NET ASSETS
Beginning of Year or Period	26,370,451	25,336,699	—		12,800,211	1,210,176

End of Year or Period	$43,886,045	$26,370,451	$16,152,471		$20,517,834	$12,800,211

	Small-Cap Index		Diversified Research		Equity
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($40,214)	($116,592)	($182,582)	($96,346)	($778)	($878)
Realized gain (loss)	2,987,358	(20,719)	599,130	(5,001)	257	148
Change in unrealized appreciation (depreciation) on investments	(935,503)	490,642	1,517,801	929,039	6,927	5,352

Net Increase in Net Assets Resulting from Operations	2,011,641	353,331	1,934,349	827,692	6,406	4,622

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	3,322,824	2,387,306	8,067,237	2,406,469	146,116	31,661
Transfers between variable and fixed accounts, net	(7,916,326)	259,302	6,162,635	8,003,520	12,765	(1,559)
Transfers—policy charges and deductions	(32,937)	(37,325)	(65,084)	(21,025)	(12)	(12)
Transfers—surrenders	(728,037)	(272,753)	(1,255,008)	(277,095)	(13,656)	—
Transfers—other	(2,625)	(1,518)	(1,966)	(2,286)	(5)	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,357,101)	2,335,012	12,907,814	10,109,583	145,208	30,088

NET INCREASE (DECREASE) IN NET ASSETS	(3,345,460)	2,688,343	14,842,163	10,937,275	151,614	34,710

NET ASSETS
Beginning of Year	11,551,229	8,862,886	13,850,734	2,913,459	79,298	44,588

End of Year	$8,205,769	$11,551,229	$28,692,897	$13,850,734	$230,912	$79,298

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	American Funds Growth-Income		American Funds Growth		Large-Cap Value
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (1)	2006	2005 (1)	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($14,985)	$3,112	($264,759)	($84,974)	($120,277)	($178,779)
Realized gain (loss)	628,165	(1,567)	258,783	738	3,833,277	(15,887)
Change in unrealized appreciation on investments	1,976,976	704,651	1,833,928	2,009,875	1,652,284	797,779

Net Increase in Net Assets Resulting from Operations	2,590,156	706,196	1,827,952	1,925,639	5,365,284	603,113

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	9,237,480	2,029,973	10,895,147	2,804,738	12,061,870	8,659,260
Transfers between variable and fixed accounts, net	7,790,459	8,923,069	6,406,517	10,809,611	(5,193,883)	(17,102,247)
Transfers—policy charges and deductions	(41,223)	(11,069)	(63,247)	(12,842)	(112,109)	(190,117)
Transfers—surrenders	(1,108,816)	(175,753)	(1,200,693)	(233,646)	(1,957,727)	(871,197)
Transfers—other	(4,105)	(1,893)	(3,548)	(2,514)	(592)	526

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	15,873,795	10,764,327	16,034,176	13,365,347	4,797,559	(9,503,775)

NET INCREASE (DECREASE) IN NET ASSETS	18,463,951	11,470,523	17,862,128	15,290,986	10,162,843	(8,900,662)

NET ASSETS
Beginning of Year or Period	11,470,523	—	15,290,986	—	30,910,003	39,810,665

End of Year or Period	$29,934,474	$11,470,523	$33,153,114	$15,290,986	$41,072,846	$30,910,003

	Technology		Short Duration Bond		Concentrated Growth (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,008)	($7,272)	$828,495	$383,465	($830)	($1,390)
Realized gain (loss)	14,058	9,187	(216,287)	(175,389)	1,842	10,312
Change in unrealized appreciation (depreciation) on investments	22,008	67,679	243,021	(248,344)	2,690	(9,169)

Net Increase (Decrease) in Net Assets Resulting from Operations	28,058	69,594	855,229	(40,268)	3,702	(247)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	54,678	13,315	10,439,498	7,282,087	14,017	—
Transfers between variable and fixed accounts, net	37,770	(116,642)	(1,156,759)	(1,269,791)	48,182	(2,293)
Transfers—policy charges and deductions	(131)	(118)	(235,476)	(223,002)	(12)	(12)
Transfers—surrenders	(90,895)	(15,315)	(2,558,839)	(1,003,134)	(39,770)	(44,359)
Transfers—other	10	(10)	(170)	313	7	4

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,432	(118,770)	6,488,254	4,786,473	22,424	(46,660)

NET INCREASE (DECREASE) IN NET ASSETS	29,490	(49,176)	7,343,483	4,746,205	26,126	(46,907)

NET ASSETS
Beginning of Year	410,155	459,331	31,358,299	26,612,094	42,949	89,856

End of Year	$439,645	$410,155	$38,701,782	$31,358,299	$69,075	$42,949

(1)	Operations commenced on May 2, 2005.

(2)	Formerly named I-Net TollkeeperSMVariable Account. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Diversified Bond		Growth LT		Focused 30
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006 (1)		2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$294,402		($149,385)	($155,349)	($11,359)	($1,446)
Realized gain (loss)	102,766		(14,907)	32,895	(1,857)	5,122
Change in unrealized appreciation on investments	182,092		1,350,435	561,684	138,103	41,359

Net Increase in Net Assets Resulting from Operations	579,260		1,186,143	439,230	124,887	45,035

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	3,165,143		5,582,190	2,795,707	363,729	(3,730)
Transfers between variable and fixed accounts, net	14,059,221		1,736,910	(3,414,557)	163,084	91,779
Transfers—policy charges and deductions	(39,200)		(40,611)	(48,372)	(5,570)	(76)
Transfers—surrenders	(679,721)		(776,752)	(261,339)	(137,904)	(37,766)
Transfers—other	(2,286)		(887)	(564)	(436)	(281)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	16,503,157		6,500,850	(929,125)	382,903	49,926

NET INCREASE (DECREASE) IN NET ASSETS	17,082,417		7,686,993	(489,895)	507,790	94,961

NET ASSETS
Beginning of Year or Period	—		10,817,008	11,306,903	301,114	206,153

End of Year or Period	$17,082,417		$18,504,001	$10,817,008	$808,904	$301,114

	Health Sciences		Mid-Cap Value		Large-Cap Growth (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($6,848)	($6,485)	($448,492)	($274,712)	($391,849)	($370,348)
Realized gain (loss)	51,527	4,962	8,631,026	2,418,037	(82,899)	(292,633)
Change in unrealized appreciation (depreciation) on investments	(24,411)	40,470	(1,447,755)	554,226	(597,367)	311,948

Net Increase (Decrease) in Net Assets Resulting from Operations	20,268	38,947	6,734,779	2,697,551	(1,072,115)	(351,033)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	62,782	6,816	20,075,729	6,912,360	9,198,689	6,802,514
Transfers between variable and fixed accounts, net	18,459	(124,651)	9,322,392	11,987,295	285,783	(13,473,967)
Transfers—policy charges and deductions	(4,276)	(207)	(157,735)	(84,858)	(80,256)	(136,369)
Transfers—surrenders	(90,930)	(9,423)	(3,013,650)	(878,636)	(1,395,526)	(744,068)
Transfers—other	(47)	348	(4,590)	(4,655)	(1,356)	408

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,012)	(127,117)	26,222,146	17,931,506	8,007,334	(7,551,482)

NET INCREASE (DECREASE) IN NET ASSETS	6,256	(88,170)	32,956,925	20,629,057	6,935,219	(7,902,515)

NET ASSETS
Beginning of Year	381,210	469,380	35,947,417	15,318,360	24,167,800	32,070,315

End of Year	$387,466	$381,210	$68,904,342	$35,947,417	$31,103,019	$24,167,800

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Capital Opportunities		International Large-Cap		Fasciano Small Equity (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($15,587)	($35,416)	$821,792	($274,481)	($96,887)	($59,741)
Realized gain (loss)	495,882	176,694	2,303,836	(16,116)	251,298	(1,820)
Change in unrealized appreciation (depreciation) on investments	(346,653)	(347,182)	10,417,225	4,820,549	290,464	404,211

Net Increase (Decrease) in Net Assets Resulting from Operations	133,642	(205,904)	13,542,853	4,529,952	444,875	342,650

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	107,005	745,302	23,284,731	9,993,994	3,551,764	1,342,022
Transfers between variable and fixed accounts, net	(1,951,753)	(3,831,345)	(5,984,532)	8,199,542	(2,579,346)	3,831,263
Transfers—policy charges and deductions	(979)	(17,186)	(161,973)	(113,662)	(22,924)	(5,864)
Transfers—surrenders	(28,040)	(50,747)	(3,199,472)	(974,568)	(269,788)	(92,295)
Transfers—other	363	1,001	(4,014)	(2,607)	(535)	(126)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,873,404)	(3,152,975)	13,934,740	17,102,699	679,171	5,075,000

NET INCREASE (DECREASE) IN NET ASSETS	(1,739,762)	(3,358,879)	27,477,593	21,632,651	1,124,046	5,417,650

NET ASSETS
Beginning of Year	2,098,636	5,457,515	47,112,095	25,479,444	6,712,733	1,295,083

End of Year	$358,874	$2,098,636	$74,589,688	$47,112,095	$7,836,779	$6,712,733

	Small-Cap Value		Multi-Strategy		Main Street Core
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$47,129	($45,650)	$8,927	$5,813	($86,156)	($69,281)
Realized gain (loss)	2,321,205	484,949	31,927	27	118,050	(9,542)
Change in unrealized appreciation (depreciation) on investments	(937,334)	266,456	65,212	16,725	3,850,057	1,290,546

Net Increase in Net Assets Resulting from Operations	1,431,000	705,755	106,066	22,565	3,881,951	1,211,723

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,122,670	2,140,136	96,056	24,550	9,918,936	5,083,306
Transfers between variable and fixed accounts, net	(2,406,639)	(3,729,752)	(30,725)	4,283	(2,085,505)	6,841,021
Transfers—policy charges and deductions	(21,505)	(45,021)	(55,919)	(344)	(97,819)	(79,592)
Transfers—surrenders	(566,490)	(215,630)	(83,585)	(22,780)	(1,875,898)	(708,782)
Transfers—other	327	(105)	5	64	(1,424)	(3,664)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(871,637)	(1,850,372)	(74,168)	5,773	5,858,290	11,132,289

NET INCREASE (DECREASE) IN NET ASSETS	559,363	(1,144,617)	31,898	28,338	9,740,241	12,344,012

NET ASSETS
Beginning of Year	7,904,914	9,049,531	1,127,004	1,098,666	25,149,586	12,805,574

End of Year	$8,464,277	$7,904,914	$1,158,902	$1,127,004	$34,889,827	$25,149,586

(1)	Formerly named Aggressive Equity Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Emerging Markets		Managed Bond		Inflation Managed
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($158,251)	($62,183)	$1,089,305	$692,925	$1,243,483	$516,784
Realized gain (loss)	2,887,386	(14,750)	(846,855)	1,111,590	1,010,194	2,428,212
Change in unrealized appreciation (depreciation) on investments	1,803,079	4,193,603	1,110,317	(1,435,301)	(2,762,246)	(2,606,043)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,532,214	4,116,670	1,352,767	369,214	(508,569)	338,953

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	7,443,737	2,894,658	14,401,810	10,056,952	15,485,541	8,680,991
Transfers between variable and fixed accounts, net	(1,778,165)	1,659,272	(5,700,760)	4,140,321	7,070,252	2,967,513
Transfers—policy charges and deductions	(51,063)	(35,883)	(203,864)	(233,609)	(942,853)	(184,566)
Transfers—surrenders	(1,138,182)	(268,900)	(3,728,152)	(1,434,641)	(4,603,305)	(1,594,106)
Transfers—other	80	611	665	(1,376)	(1,216)	(124)

Net Increase in Net Assets Derived from Contract Owner Transactions	4,476,407	4,249,758	4,769,699	12,527,647	17,008,419	9,869,708

NET INCREASE IN NET ASSETS	9,008,621	8,366,428	6,122,466	12,896,861	16,499,850	10,208,661

NET ASSETS
Beginning of Year	15,533,470	7,167,042	46,167,224	33,270,363	44,389,105	34,180,444

End of Year	$24,542,091	$15,533,470	$52,289,690	$46,167,224	$60,888,955	$44,389,105

	Money Market		High Yield Bond		Comstock
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$169,625	$49,251	$575,382	$486,979	$38,923	($2,286)
Realized gain (loss)	1,372	(80)	(64,203)	(39,298)	2,282,123	444,967
Change in unrealized appreciation (depreciation) on investments	(1,743)	(992)	252,486	(363,189)	900,727	(16,176)

Net Increase in Net Assets Resulting from Operations	169,254	48,179	763,665	84,492	3,221,773	426,505

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,478,348	891,870	2,621,555	1,989,940	7,867,130	3,820,783
Transfers between variable and fixed accounts, net	1,800,362	99,315	(1,506,134)	1,188,742	6,144,952	574,731
Transfers—policy charges and deductions	(40,130)	(383,606)	(83,429)	(62,376)	(65,543)	(52,408)
Transfers—surrenders	(2,228,343)	(719,453)	(1,233,175)	(431,838)	(1,504,216)	(467,581)
Transfers—other	6,843	(60)	145	(502)	(1,497)	(620)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,017,080	(111,934)	(201,038)	2,683,966	12,440,826	3,874,905

NET INCREASE (DECREASE) IN NET ASSETS	1,186,334	(63,755)	562,627	2,768,458	15,662,599	4,301,410

NET ASSETS
Beginning of Year	5,274,599	5,338,354	10,360,669	7,592,211	15,304,930	11,003,520

End of Year	$6,460,933	$5,274,599	$10,923,296	$10,360,669	$30,967,529	$15,304,930

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Mid-Cap Growth		Real Estate		VN Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($132,601)	($9,707)	$204,172	($50,889)	($10,902)	($3,970)
Realized gain (loss)	259,843	(167)	2,228,157	252,367	147,095	24,283
Change in unrealized appreciation (depreciation) on investments	(234,533)	98,811	1,174,186	818,186	48,452	51,193

Net Increase (Decrease) in Net Assets Resulting from Operations	(107,291)	88,937	3,606,515	1,019,664	184,645	71,506

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	3,932,718	18,268	4,541,752	1,604,886	702,011	137,757
Transfers between variable and fixed accounts, net	14,292,478	37,597	(140,077)	43,906	302,550	591,679
Transfers—policy charges and deductions	(33,605)	(263)	(32,487)	(19,159)	(1,178)	(312)
Transfers—surrenders	(646,254)	(5,157)	(604,490)	(204,141)	(55,342)	(4,246)
Transfers—other	(2,353)	(158)	(867)	(200)	(136)	(164)

Net Increase in Net Assets Derived from Contract Owner Transactions	17,542,984	50,287	3,763,831	1,425,292	947,905	724,714

NET INCREASE IN NET ASSETS	17,435,693	139,224	7,370,346	2,444,956	1,132,550	796,220

NET ASSETS
Beginning of Year or Period	663,583	524,359	8,283,958	5,839,002	796,220	—

End of Year or Period	$18,099,276	$663,583	$15,654,304	$8,283,958	$1,928,770	$796,220

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Core Bond (2)		Equity Index (2)		Diversified Mid Cap Value (2), (3)
	Year Ended	Period Ended	Period Ended		Year Ended	Period Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2006	2005 (1)	2006 (4)		2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,352	($68)	($54)		$613	($110)
Realized gain (loss)	(5,789)	(1)	—		12,558	—
Change in unrealized appreciation (depreciation) on investments	9,050	401	705		(1,148)	1,148

Net Increase in Net Assets Resulting from Operations	5,613	332	651		12,023	1,038

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	358,028	55,952	21,245		140,953	90,329
Transfers between variable and fixed accounts, net	(59,064)	252	—		(245,195)	1,355
Transfers—policy charges and deductions	(10,534)	—	—		—	—
Transfers—surrenders	(11,570)	—	—		(517)	—
Transfers—other	127	(3)	—		17	(3)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	276,987	56,201	21,245		(104,742)	91,681

NET INCREASE (DECREASE) IN NET ASSETS	282,600	56,533	21,896		(92,719)	92,719

NET ASSETS
Beginning of Year or Period	56,533	—	—		92,719	—

End of Year or Period	$339,133	$56,533	$21,896		$—	$92,719

(1)	VN Small-Cap Value Variable Account commenced operations on May 2, 2005, JPMorgan Insurance Trust Core Bond Variable Account commenced operations on October 17, 2005, and JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account commenced operations on September 28, 2005.

(2)	JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, and JPMorgan Diversified Mid Cap Value Variable Accounts were formerly named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, and JPMorgan Investment Trust Mid Cap Value Variable Accounts, respectively.

(3)	All units in the JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account were fully redeemed or transferred prior to December 31, 2006.

(4)	Operations commenced during 2006 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account

	JPMorgan Insurance Trust
	Intrepid Growth (1)
	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($4,009)	($65)
Realized loss	(6)	—
Change in unrealized appreciation on investments	31,083	480

Net Increase in Net Assets Resulting from Operations	27,068	415

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	522,252	49,952
Transfers between variable and fixed accounts, net	91,554	738
Transfers—policy charges and deductions	(14,314)	—
Transfers—surrenders	(20,735)	—
Transfers—other	66	(4)

Net Increase in Net Assets Derived from Contract Owner Transactions	578,823	50,686

NET INCREASE IN NET ASSETS	605,891	51,101

NET ASSETS
Beginning of Year or Period	51,101	—

End of Year or Period	$656,992	$51,101

(1)	JPMorgan Insurance Trust Intrepid Growth Variable Account was formerly named JPMorgan Investment Trust Large Cap Growth Variable Account.

(2)	Operations commenced on September 28, 2005.

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratios of expenses to average daily net assets for each of the Variable Accounts are discussed in Note 4 to Financial Statements.

	Number of		AUV		Investment
Variable Accounts	Units		at December 31 (1)		Investment	Total Return (3)
For the Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Ratio (2)	Lowest	Highest

International Value
2006	2,780,552	$43,886,045	$15.53	$17.78	1.89%	23.39%	23.95%
2005	2,071,249	26,370,451	12.67	14.35	1.97%	7.43%	7.64%
2004	2,141,329	25,336,699	11.80	11.86	1.96%	14.29%	14.52%
2003	1,209,748	12,509,334	10.32	10.36	3.02%	25.37%	25.62%
04/01/2002 - 12/31/2002	119,140	981,421	8.23	8.24	5.86%	(17.68%)	(17.55%)

International Small-Cap (4)
05/05/2006 - 12/31/2006	1,584,685	$16,152,471	$10.18	$10.28	0.24%	0.26%	0.55%

Equity Index
2006	1,646,086	$20,517,834	$12.03	$22.75	2.10%	13.41%	13.92%
2005	1,181,764	12,800,211	10.75	19.97	2.34%	2.75%	2.96%
2004	115,344	1,210,176	10.46	10.51	2.10%	8.56%	8.78%
2003	85,713	827,077	9.63	9.67	1.68%	25.95%	26.20%
04/01/2002 - 12/31/2002	71,742	549,103	7.65	7.66	5.98%	(23.52%)	(23.40%)

Small-Cap Index
2006	547,565	$8,205,769	$14.82	$17.50	1.29%	15.63%	16.15%
2005	896,778	11,551,229	12.82	15.06	0.55%	2.47%	2.68%
2004	706,479	8,862,886	12.51	12.58	0.79%	15.60%	15.83%
2003	355,325	3,851,415	10.82	10.86	1.10%	43.85%	44.13%
04/01/2002 - 12/31/2002	44,599	335,636	7.52	7.53	3.90%	(24.78%)	(24.66%)

Diversified Research
2006	2,358,520	$28,692,897	$12.08	$12.80	0.85%	9.92%	10.42%
2005	1,254,796	13,850,734	10.99	11.60	0.64%	3.31%	3.52%
2004	273,171	2,913,459	10.63	10.69	1.02%	9.17%	9.38%
2003	35,083	342,204	9.74	9.78	0.52%	30.20%	30.46%
04/01/2002 - 12/31/2002	12,140	90,895	7.48	7.49	0.79%	(25.18%)	(25.07%)

Equity
2006	22,754	$230,912	$9.79	$15.20	0.48%	6.67%	6.88%
2005	8,209	79,298	9.62	9.69	0.30%	4.58%	4.79%
2004	4,825	44,588	9.20	9.25	0.76%	3.22%	3.42%
2003	4,665	41,699	8.91	8.94	0.76%	22.06%	22.30%
04/01/2002 - 12/31/2002	362	2,646	7.30	7.31	2.56%	(26.98%)	(26.87%)

American Funds Growth-Income
2006	2,443,002	$29,934,474	$12.23	$12.52	1.64%	12.68%	13.18%
05/02/2005 - 12/31/2005	1,056,189	11,470,523	10.85	10.88	1.75%	8.51%	8.51%

American Funds Growth
2006	2,595,800	$33,153,114	$12.74	$13.05	0.60%	7.80%	8.29%
05/02/2005 - 12/31/2005	1,292,399	15,290,986	11.82	11.86	0.69%	18.22%	18.22%

Large-Cap Value
2006	3,217,503	$41,072,846	$12.62	$15.36	1.37%	15.43%	15.95%
2005	2,813,544	30,910,003	10.93	13.24	1.20%	4.22%	4.42%
2004	3,782,939	39,810,665	10.49	10.55	1.68%	7.91%	8.13%
2003	1,849,726	18,017,414	9.72	9.76	2.25%	28.84%	29.09%
04/01/2002 - 12/31/2002	234,299	1,769,233	7.55	7.56	5.30%	(24.54%)	(24.42%)

Technology
2006	44,564	$439,645	$5.66	$10.32	0.00%	7.34%	7.56%
2005	42,943	410,155	9.52	9.59	0.00%	19.49%	19.73%
2004	57,509	459,331	7.97	8.01	0.00%	1.76%	1.96%
2003	45,727	358,616	7.83	7.86	0.00%	39.98%	40.26%
04/01/2002 - 12/31/2002	11,311	63,305	5.60	5.60	0.00%	(44.05%)	(43.96%)

Short Duration Bond
2006	3,808,995	$38,701,782	$10.11	$10.66	4.13%	2.36%	2.82%
2005	3,163,961	31,358,299	9.88	10.00	3.05%	(0.28%)	(0.08%)
2004	2,680,719	26,612,094	9.91	9.94	2.57%	(0.65%)	(0.45%)
05/01/2003 - 12/31/2003	1,334,387	13,316,602	9.97	9.99	2.83%	(0.28%)	(0.15%)

Concentrated Growth (5)
2006	5,882	$69,075	$4.49	$11.83	0.00%	8.01%	8.23%
2005	3,955	42,949	10.85	10.93	0.00%	0.47%	0.67%
2004	8,296	89,856	10.80	10.86	0.00%	10.59%	10.81%
2003	35,432	346,467	9.76	9.80	0.00%	40.60%	40.88%
04/01/2002 - 12/31/2002	2,491	17,322	6.94	6.95	0.00%	(30.56%)	(30.46%)

Diversified Bond (4)
05/05/2006 - 12/31/2006	1,642,685	$17,082,417	$10.39	$10.49	4.74%	3.80%	4.79%

See Notes to Financial Statements	See explanation of references on page J-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Number of		AUV		Investment
Variable Accounts	Units		at December 31 (1)		Investment	Total Return (3)
For the Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Ratio (2)	Lowest	Highest

Growth LT
2006	1,509,989	$18,504,001	$10.18	$24.05	0.67%	7.71%	8.19%
2005	968,232	10,817,008	11.11	22.23	0.25%	5.71%	5.92%
2004	1,073,055	11,306,903	10.51	10.56	0.00%	8.38%	8.59%
2003	556,043	5,400,000	9.69	9.73	0.00%	31.53%	31.79%
04/01/2002 - 12/31/2002	93,203	687,335	7.37	7.38	0.23%	(26.30%)	(26.18%)

Focused 30
2006	49,163	$808,904	$11.28	$18.00	0.07%	21.45%	21.70%
2005	22,288	301,114	13.48	13.58	1.08%	19.84%	20.08%
2004	18,275	206,153	11.25	11.31	0.06%	12.74%	12.97%
2003	11,128	111,276	9.98	10.01	0.00%	39.65%	39.93%
04/01/2002 - 12/31/2002	2,328	16,634	7.14	7.15	0.00%	(28.56%)	(28.45%)

Health Sciences
2006	30,881	$387,466	$11.02	$12.78	0.00%	6.13%	6.35%
2005	32,148	381,210	11.83	11.92	0.00%	13.18%	13.40%
2004	44,831	469,380	10.45	10.51	0.00%	5.57%	5.78%
2003	24,116	238,928	9.90	9.94	0.00%	25.48%	25.73%
04/01/2002 - 12/31/2002	9,463	74,673	7.89	7.90	0.00%	(21.09%)	(20.97%)

Mid-Cap Value
2006	4,464,729	$68,904,342	$15.16	$23.02	0.84%	12.87%	13.38%
2005	2,661,493	35,947,417	13.43	20.31	0.69%	6.88%	7.09%
2004	1,215,240	15,318,360	12.57	12.64	0.47%	22.78%	23.03%
2003	636,839	6,530,490	10.24	10.27	0.99%	26.74%	26.99%
04/01/2002 - 12/31/2002	86,833	701,668	8.08	8.09	1.94%	(19.24%)	(19.12%)

Large-Cap Growth (5)
2006	3,486,140	$31,103,019	$7.12	$9.03	0.23%	(5.58%)	(5.15%)
2005	2,542,248	24,167,800	7.52	9.55	0.33%	1.06%	1.26%
2004	3,409,549	32,070,315	9.38	9.43	0.87%	2.74%	2.94%
2003	1,440,298	13,171,157	9.13	9.16	0.44%	23.07%	23.31%
04/01/2002 - 12/31/2002	199,934	1,483,975	7.42	7.43	0.59%	(25.83%)	(25.72%)

Capital Opportunities
2006	31,971	$358,874	$9.28	$11.31	0.19%	11.16%	11.38%
2005	207,562	2,098,636	10.08	10.16	0.67%	(0.03%)	0.17%
2004	539,562	5,457,515	10.09	10.14	0.93%	10.63%	10.85%
2003	298,032	2,721,632	9.12	9.15	0.78%	24.80%	25.05%
04/01/2002 - 12/31/2002	27,388	200,153	7.30	7.32	1.03%	(26.95%)	(26.84%)

International Large-Cap
2006	4,560,053	$74,589,688	$10.46	$16.77	3.12%	24.68%	25.24%
2005	3,532,779	47,112,095	8.37	13.42	0.96%	10.64%	10.86%
2004	2,109,994	25,479,444	12.04	12.11	1.25%	16.43%	16.67%
2003	1,017,799	10,543,356	10.34	10.38	1.67%	28.13%	28.38%
04/01/2002 - 12/31/2002	89,381	721,757	8.07	8.08	0.85%	(19.30%)	(19.18%)

Fasciano Small Equity (5)
2006	700,917	$7,836,779	$11.10	$11.61	0.30%	3.14%	3.61%
2005	620,697	6,712,733	10.76	11.20	0.32%	0.78%	0.98%
2004	120,917	1,295,083	10.68	10.74	0.64%	16.76%	17.00%
2003	132,784	1,216,496	9.15	9.18	0.94%	30.71%	30.97%
04/01/2002 - 12/31/2002	13,182	92,281	7.00	7.01	0.00%	(30.02%)	(29.92%)

Small-Cap Value
2006	419,388	$8,464,277	$20.08	$21.18	2.33%	17.56%	18.09%
2005	461,420	7,904,914	17.08	17.29	1.17%	11.57%	11.79%
2004	589,926	9,049,531	15.31	15.36	2.02%	22.13%	22.38%
05/01/2003 - 12/31/2003	323,315	4,056,150	12.54	12.55	2.03%	25.37%	25.54%

Multi-Strategy
2006	90,774	$1,158,902	$12.70	$19.72	2.52%	9.64%	9.86%
2005	96,917	1,127,004	11.58	11.67	2.26%	1.88%	2.08%
2004	96,358	1,098,666	11.37	11.43	2.22%	7.80%	8.02%
2003	53,166	562,001	10.55	10.58	2.34%	21.02%	21.26%
04/01/2002 - 12/31/2002	16,611	144,815	8.72	8.73	4.94%	(12.85%)	(12.72%)

Main Street Core (5)
2006	2,998,316	$34,889,827	$11.05	$18.94	1.42%	13.07%	13.58%
2005	2,457,335	25,149,586	10.18	16.68	1.36%	4.05%	4.26%
2004	1,305,218	12,805,574	9.78	9.83	1.77%	7.53%	7.75%
2003	570,094	5,195,517	9.09	9.13	2.08%	24.63%	24.88%
04/01/2002 - 12/31/2002	24,195	176,780	7.30	7.31	1.92%	(27.03%)	(26.92%)

See Notes to Financial Statements	See explanation of references on page J-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Number of		AUV		Investment
Variable Accounts	Units		at December 31 (1)		Income	Total Return (3)
For the Year or Period Ended	Outstanding	Total Net Assets	Lowest	Highest	Ratio (2)	Lowest	Highest

Emerging Markets
2006	787,003	$24,542,091	$20.57	$36.49	0.86%	22.13%	22.67%
2005	598,795	15,533,470	16.80	26.10	1.15%	38.89%	39.17%
2004	383,073	7,167,042	18.66	18.76	2.48%	32.16%	32.42%
2003	116,240	1,642,827	14.12	14.17	2.27%	65.40%	65.73%
04/01/2002 - 12/31/2002	7,734	66,038	8.53	8.55	0.01%	(14.66%)	(14.53%)

Managed Bond
2006	4,210,176	$52,289,690	$12.25	$16.82	4.00%	2.89%	3.36%
2005	3,858,177	46,167,224	11.91	16.27	3.44%	0.76%	0.96%
2004	2,806,844	33,270,363	11.82	11.88	3.09%	3.45%	3.65%
2003	1,539,015	17,612,808	11.42	11.46	4.70%	4.29%	4.50%
04/01/2002 - 12/31/2002	326,117	3,574,260	10.95	10.97	6.30%	9.53%	9.69%

Inflation Managed
2006	4,690,569	$60,888,955	$12.82	$16.92	4.08%	(1.32%)	(0.87%)
2005	3,400,457	44,389,105	12.99	17.07	3.02%	0.67%	0.87%
2004	2,641,179	34,180,444	12.90	12.97	0.94%	6.90%	7.12%
2003	1,375,752	16,636,773	12.07	12.11	0.10%	6.26%	6.47%
04/01/2002 - 12/31/2002	379,777	4,317,215	11.36	11.37	0.86%	13.57%	13.74%

Money Market
2006	631,192	$6,460,933	$10.14	$12.84	4.63%	2.78%	3.24%
2005	531,992	5,274,599	9.87	12.43	2.80%	0.94%	1.14%
2004	544,336	5,338,354	9.78	9.83	1.10%	(0.84%)	(0.64%)
2003	349,573	3,453,452	9.86	9.89	0.83%	(1.06%)	(0.86%)
04/01/2002 - 12/31/2002	233,262	2,326,618	9.96	9.98	1.48%	(0.36%)	(0.21%)

High Yield Bond
2006	837,990	$10,923,296	$12.90	$15.35	7.36%	7.42%	7.91%
2005	858,556	10,360,669	12.01	14.22	7.15%	0.50%	0.70%
2004	633,153	7,592,211	11.95	12.02	7.25%	7.42%	7.63%
2003	413,878	4,614,835	11.13	11.17	7.61%	18.09%	18.32%
04/01/2002 - 12/31/2002	81,444	768,040	9.42	9.44	9.68%	(5.78%)	(5.63%)

Comstock (5)
2006	2,439,141	$30,967,529	$11.61	$13.13	1.89%	14.21%	14.72%
2005	1,375,361	15,304,930	10.14	11.17	1.71%	2.45%	2.66%
2004	1,013,701	11,003,520	10.82	10.88	1.41%	15.02%	15.25%
2003	504,279	4,753,595	9.41	9.44	1.63%	28.98%	29.24%
04/01/2002 - 12/31/2002	11,464	83,698	7.30	7.31	0.02%	(27.05%)	(26.94%)

Mid-Cap Growth
2006	1,701,103	$18,099,276	$7.96	$10.81	0.38%	6.94%	7.15%
2005	65,982	663,583	10.01	10.09	0.00%	15.75%	15.98%
2004	60,416	524,359	8.65	8.70	0.00%	19.36%	19.60%
2003	38,167	277,210	7.25	7.27	0.00%	28.00%	28.26%
04/01/2002 - 12/31/2002	11,404	64,584	5.66	5.67	0.00%	(43.40%)	(43.31%)

Real Estate (5)
2006	597,905	$15,654,304	$25.73	$39.20	3.46%	35.54%	36.15%
2005	433,955	8,283,958	18.98	28.79	0.99%	14.65%	14.88%
2004	351,753	5,839,002	16.55	16.65	3.06%	35.10%	35.37%
2003	192,017	2,356,656	12.25	12.30	5.35%	35.01%	35.28%
04/01/2002 - 12/31/2002	29,973	272,123	9.08	9.09	8.33%	(9.24%)	(9.10%)

VN Small-Cap Value
2006	144,988	$1,928,770	$13.27	$13.60	0.92%	16.51%	17.03%
05/02/2005 - 12/31/2005	69,822	796,220	11.39	11.43	0.77%	13.93%	13.93%

JPMorgan Insurance Trust Core Bond (5)
2006	31,495	$339,133	$10.73	$10.79	2.80%	2.49%	2.69%
10/17/2005 - 12/31/2005	5,384	56,533	10.47	10.50	0.00%	0.79%	0.79%

JPMorgan Insurance Trust Equity Index (4), (5)
10/24/2006 - 12/31/2006	1,753	$21,896	$12.43	$12.49	0.00%	3.06%	3.06%

JPMorgan Insurance Trust Diversified Mid Cap Value (5), (6)
01/01/2006 - 05/05/2006	—	$—	See Note (6)	See Note (6)	See Note (6)	See Note (6)	See Note (6)
09/28/2005 - 12/31/2005	7,773	92,719	11.89	11.93	0.00%	1.89%	1.89%

JPMorgan Insurance Trust Intrepid Growth (5)
2006	58,572	$656,992	$11.18	$11.24	0.03%	3.71%	3.91%
09/28/2005 - 12/31/2005	4,727	51,101	10.78	10.81	0.00%	5.14%	5.14%

See Notes to Financial Statements	See explanation of references on page J-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on J-1 through J-3
(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a Variable Account if there is only one product which has investments during the year.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”), administrative charges, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E, administrative charges, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These charges are assessed at annual rates based on the average daily net assets of each Variable Account as discussed in Note 4 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Total returns are not annualized for periods of less than one full year.

(4)	Operations commenced during 2006. (See Note 1 to Financial Statements).

(5)	Prior to May 1, 2002, Real Estate Variable Account was named REIT Variable Account; prior to January 1, 2003, Main Street Core Variable Account was named Large-Cap Core Variable Account; prior to May 1, 2003, Comstock Variable Account was named Strategic Value Variable Account; prior to February 1, 2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account; prior to May 1, 2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account; prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account; prior to May 1, 2006, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, and JPMorgan Insurance Trust Diversified Mid Cap Value Variable Accounts were named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, and JPMorgan Investment Trust Mid Cap Value Variable Accounts, respectively; prior to November 1, 2006, JPMorgan Insurance Trust Intrepid Growth Variable Account was named JPMorgan Insurance Trust Large Cap Growth Variable Account, and prior to May 1, 2006, it was named JPMorgan Investment Trust Large Cap Growth Variable Account.

(6)	All the units in the JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account were fully redeemed on May 5, 2006. There was no activity in this Variable Account for the remainder of the year. The ending AUV on May 5, 2006 was in the range of $12.77 to $12.82. The annualized investment income ratio for the period from January 1, 2006 to May 5, 2006 was 7.31%. The investment income ratio was 2.50% if not annualized. The total returns from January 1, 2006 to May 5, 2006 were in the range of 7.35% to 7.43%.

See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2006 is comprised of thirty-nine subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund and JPMorgan Insurance Trust (formerly JPMorgan Investment Trust) (collectively, the “Funds”) as follows:
Pacific Select Fund
International Value
International Small-Cap
Equity Index
Small-Cap Index
Diversified Research
Equity
American Funds® Growth-Income
American Funds Growth
Large-Cap Value
Technology
Short Duration Bond
Concentrated Growth
Diversified Bond
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
Large-Cap Growth (formerly Blue Chip)
Capital Opportunities
International Large-Cap
Fasciano Small Equity
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond (formerly JPMorgan Investment Trust Bond)
JPMorgan Insurance Trust Equity Index (formerly JPMorgan Investment Trust Equity Index)
JPMorgan Insurance Trust Diversified Equity (formerly JPMorgan Investment Trust Diversified Equity)
JPMorgan Insurance Trust Diversified Mid Cap Value (formerly JPMorgan Investment Trust Mid Cap Value)
JPMorgan Insurance Trust Intrepid Growth (formerly JPMorgan Investment Trust Large Cap Growth)
JPMorgan Insurance Trust Diversified Mid Cap Growth (formerly JPMorgan Investment Trust Mid Cap Growth)
     American Funds is a registered trademark of American Funds Distributors, Inc. and Main Street is a registered trademark of OppenheimerFunds, Inc. Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections C through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) two new Variable Accounts that commenced operations on May 5, 2006: the International Small-Cap and Diversified Bond Variable Accounts. The JPMorgan Insurance Trust Equity Index Variable Account commenced operations on October 24, 2006. All purchased units in the JPMorgan Insurance Trust Diversified Mid Cap Value Variable Account were fully redeemed or transferred prior to December 31, 2006. There were no investments in the JPMorgan Insurance Trust Diversified Equity and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts as of December 31, 2006.
     The net assets of the Pacific Select Fund’s Aggressive Growth and Financial Services Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, were transferred to the Pacific Select Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 28, 2006. In connection with the Reorganization, a total of 26,899 outstanding accumulation units (valued at $314,780) of the Aggressive Growth Variable Account were exchanged for 28,660 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 19,886 outstanding accumulation units (valued at $239,434) of the Financial Services Variable Account were exchanged for 20,526 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Pacific Select Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by the Pacific Select Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 118,179 outstanding accumulation units (valued at $1,442,697) of the Equity Income Variable Account were substituted by 126,850 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on January 25, 1999 and commenced operations on April 1, 2002. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their respective financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
4. CHARGES AND EXPENSES
     Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, and Pacific Odyssey. Each of them has two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, and additional death benefit rider charges for Contract owners who purchased the Stepped-Up Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account.

	Death Benefit Options
	Standard Death	With Stepped-Up
Pacific Portfolios Contracts	Benefit	Death Benefit Rider

M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific
Innovations Select Contracts

M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.40%	0.60%

     Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account for maintenance fees, any state premium tax charges, any other optional benefit rider charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by PL&A.
5. SUBSEQUENT EVENTS
     On November 30, 2006, the Pacific Select Fund’s Board of Trustees approved plans of reorganization (the “2007 Reorganizations”) subject to approval by the shareholders of the Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively. Under the 2007 Reorganizations, the Equity and Main Street Core Portfolios, the underlying portfolios for the Equity and Main Street Core Variable Accounts, will acquire all of the assets and liabilities of the Concentrated Growth and Capital Opportunities Portfolios, respectively. The 2007 Reorganizations are expected to be effective as of the close of business on April 30, 2007, or on a later date as the parties may agree.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
6. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2006, were as follows:

Variable Accounts	Purchases	Sales
International Value	$13,104,906	$3,735,877
International Small-Cap (1)	15,696,719	233,631
Equity Index	7,790,306	2,562,886
Small-Cap Index	3,768,161	9,282,225
Diversified Research	13,127,879	582,917
Equity	160,280	16,672
American Funds Growth-Income	16,267,336	751,077
American Funds Growth	16,372,371	746,811
Large-Cap Value	12,516,671	8,310,823
Technology	245,898	252,485
Short Duration Bond	12,545,765	6,646,870
Concentrated Growth	62,285	40,694
Diversified Bond (1)	16,819,328	482,256
Growth LT	7,070,151	812,472
Focused 30	711,746	340,632
Health Sciences	147,623	168,477
Mid-Cap Value	26,694,771	1,347,194
Large-Cap Growth (2)	11,476,562	3,920,522
Capital Opportunities	156,801	2,047,908
International Large-Cap	23,502,297	10,571,085
Fasciano Small Equity	4,439,072	3,877,340
Small-Cap Value	2,329,611	3,337,925
Multi-Strategy	160,129	254,515
Main Street Core	10,312,624	4,955,056
Emerging Markets	8,397,916	4,239,924
Managed Bond	17,047,748	13,103,194
Inflation Managed	20,552,548	4,448,412
Money Market	5,717,436	4,800,727
High Yield Bond	3,264,485	3,641,246
Comstock	12,945,769	896,546
Mid-Cap Growth	17,719,161	344,780
Real Estate	4,890,958	1,327,597
VN Small-Cap Value	1,049,048	124,661
JPMorgan Insurance Trust Core Bond (2)	464,237	189,714
JPMorgan Insurance Trust Equity Index (1), (2)	21,245	54
JPMorgan Insurance Trust Diversified Mid Cap Value (2)	206,629	312,231
JPMorgan Insurance Trust Intrepid Growth (2)	635,876	61,108

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Large-Cap Growth, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts were formerly named Blue Chip, JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Large Cap Growth Variable Accounts, respectively.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2006 and 2005 were as follows:

	2006			2005
						Net
	Units	Units	Net Increase	Units	Units	Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

International Value	1,267,671	(558,368)	709,303	783,319	(853,399)	(70,080)
International Small-Cap (1)	1,680,056	(95,371)	1,584,685
Equity Index	991,298	(526,976)	464,322	1,167,396	(100,976)	1,066,420
Small-Cap Index	335,638	(684,851)	(349,213)	322,366	(132,067)	190,299
Diversified Research	1,298,883	(195,159)	1,103,724	1,041,486	(59,861)	981,625
Equity	16,034	(1,489)	14,545	3,623	(239)	3,384
American Funds Growth-Income (2)	1,614,744	(227,931)	1,386,813	1,112,033	(55,844)	1,056,189
American Funds Growth (2)	1,600,899	(297,498)	1,303,401	1,389,499	(97,100)	1,292,399
Large-Cap Value	1,326,397	(922,438)	403,959	1,161,886	(2,131,281)	(969,395)
Technology	26,621	(25,000)	1,621	11,432	(25,998)	(14,566)
Short Duration Bond	1,889,304	(1,244,270)	645,034	1,312,548	(829,306)	483,242
Concentrated Growth (3)	5,491	(3,564)	1,927	65	(4,406)	(4,341)
Diversified Bond (1)	1,788,733	(146,048)	1,642,685
Growth LT	890,281	(348,524)	541,757	466,446	(571,269)	(104,823)
Focused 30	49,469	(22,594)	26,875	9,977	(5,964)	4,013
Health Sciences	12,178	(13,445)	(1,267)	3,496	(16,179)	(12,683)
Mid-Cap Value	2,223,084	(419,848)	1,803,236	1,741,287	(295,034)	1,446,253
Large-Cap Growth (3)	1,843,171	(899,279)	943,892	1,118,220	(1,985,521)	(867,301)
Capital Opportunities	16,862	(192,453)	(175,591)	111,775	(443,775)	(332,000)
International Large-Cap	2,168,101	(1,140,827)	1,027,274	1,706,474	(283,689)	1,422,785
Fasciano Small Equity (3)	467,350	(387,130)	80,220	536,767	(36,987)	499,780
Small-Cap Value	166,318	(208,350)	(42,032)	224,649	(353,155)	(128,506)
Multi-Strategy	13,790	(19,933)	(6,143)	6,785	(6,226)	559
Main Street Core	1,364,577	(823,596)	540,981	1,417,614	(265,497)	1,152,117
Emerging Markets	449,557	(261,349)	188,208	341,016	(125,294)	215,722
Managed Bond	1,828,703	(1,476,704)	351,999	1,442,683	(391,350)	1,051,333
Inflation Managed	2,025,756	(735,644)	1,290,112	1,123,783	(364,505)	759,278
Money Market	630,882	(531,682)	99,200	434,488	(446,832)	(12,344)
High Yield Bond	346,020	(366,586)	(20,566)	386,943	(161,540)	225,403
Comstock	1,292,428	(228,648)	1,063,780	576,951	(215,291)	361,660
Mid-Cap Growth	1,752,894	(117,773)	1,635,121	11,231	(5,665)	5,566
Real Estate	280,682	(116,732)	163,950	154,951	(72,749)	82,202
VN Small-Cap Value (2)	90,674	(15,508)	75,166	75,876	(6,054)	69,822
JPMorgan Insurance Trust Core Bond (3), (4)	45,444	(19,333)	26,111	5,384	—	5,384
JPMorgan Insurance Trust Equity Index (1), (3)	1,753	—	1,753
JPMorgan Insurance Trust Diversified Mid Cap Value (3), (5)	16,434	(24,207)	(7,773)	7,773	—	7,773
JPMorgan Insurance Trust Intrepid Growth (3), (5)	61,251	(7,406)	53,845	4,727	—	4,727

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 2, 2005.

(3)	The Concentrated Growth, Large-Cap Growth, Fasciano Small Equity, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts were formerly named I-Net Tollkeeper, Blue Chip, Fasciano Small Equity, JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Large Cap Growth Variable Accounts, respectively.

(4)	Operations commenced on October 17, 2005.

(5)	Operations commenced on September 28, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities of Separate Account A (the “Separate Account”) comprised of International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Concentrated Growth, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth (formerly Blue Chip), Capital Opportunities, International Large-Cap, Fasciano Small Equity, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, VN Small-Cap Value, JPMorgan Insurance Trust Core Bond (formerly JPMorgan Investment Trust Bond), JPMorgan Insurance Trust Equity Index (formerly JPMorgan Investment Trust Equity Index), JPMorgan Insurance Trust Diversified Mid Cap Value (formerly JPMorgan Investment Trust Mid Cap Value), and JPMorgan Insurance Trust Intrepid Growth (formerly JPMorgan Investment Trust Large Cap Growth) Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2006, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2007

L-1

Annual Report
as of December 31, 2006

•	Pacific Select Fund
•	Separate Account A of Pacific Life & Annuity Company

Pacific Life & Annuity Company
Mailing Address:
P.O. Box 7138
Pasadena, California 91109-7138

ADDRESS SERVICE REQUESTED

Form No.	N3555-07A